Significant Accounting Policies - Health Plan Settlement Payables (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Health Plan [Line Items]
Health Plans Settlements Payable	$ 13,259,118	$ 13,742,775	$ 4,938,572
Capitated Revenue
Health Plan [Line Items]
Health Plans Settlements Payable	13,259,118	13,742,775	4,938,572
Health Plan C | Capitated Revenue
Health Plan [Line Items]
Health Plans Settlements Payable	191,179	1,928,414	253,172
Health Plan D | Capitated Revenue
Health Plan [Line Items]
Health Plans Settlements Payable	4,680,185	4,680,185	27,391
Health Plan F | Capitated Revenue
Health Plan [Line Items]
Health Plans Settlements Payable	7,294,784	6,125,681	3,461,487
Health Plan G | Capitated Revenue
Health Plan [Line Items]
Health Plans Settlements Payable	$ 703,095	$ 1,008,495	$ 1,196,522